Intangible Assets, Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2018 (actual)	$ 1,058	$ 1,152	$ 1,192
Estimate for year ended December 31,
2019	376
2020	330
2021	283
2022	247
2023	209
Finite lived intangible assets [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2018 (actual)	1,334
Amortized MSRs [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2018 (actual)	266
Estimate for year ended December 31,
2019	260
2020	233
2021	200
2022	178
2023	150
Core deposit intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2018 (actual)	769
Estimate for year ended December 31,
2019	0
2020	0
2021	0
2022	0
2023	0
Customer relationship and other intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2018 (actual)	299
Estimate for year ended December 31,
2019	116
2020	97
2021	83
2022	69
2023	59
Lease Agreements [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2018 (actual)	$ 10